Quarterly Financial Data (Unaudited) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Interest Income	$ 7,077,000	$ 7,153,000	$ 7,173,000	$ 6,985,000	$ 6,983,000	$ 6,908,000	$ 7,066,000	$ 6,949,000	$ 28,387,623	$ 27,905,752	$ 29,482,164
Interest Expense	924,000	805,000	868,000	919,000	957,000	1,001,000	1,068,000	1,173,000	3,515,792	4,199,179	5,813,056
Net Interest Income	6,153,000	6,348,000	6,305,000	6,066,000	6,026,000	5,907,000	5,998,000	5,776,000	24,871,831	23,706,573	23,669,108
Provision For Loan Losses	500,000	0	0	0	100,000	(200,000)	0	100,000	500,000	0	450,000
Net Interest Income After Provision For Loan Losses	5,653,000	6,348,000	6,305,000	6,066,000	5,926,000	6,107,000	5,998,000	5,676,000	24,371,831	23,706,573	23,219,108
Non-Interest Income	1,328,000	1,781,000	1,464,000	1,828,000	1,600,000	1,369,000	1,387,000	2,651,000	6,400,923	7,007,249	6,162,783
Non-interest Expense	6,004,000	5,694,000	5,693,000	5,536,000	5,811,000	5,130,000	5,335,000	6,255,000	22,927,618	22,530,796	21,267,983
Income Before Income Taxes	977,000	2,435,000	2,076,000	2,358,000	1,715,000	2,346,000	2,050,000	2,072,000	7,845,136	8,183,026	8,113,908
Provision For Income Taxes	115,000	655,000	510,000	641,000	371,000	601,000	527,000	567,000	1,920,480	2,067,099	2,303,168
Net Income	862,000	1,780,000	1,566,000	1,717,000	1,344,000	1,745,000	1,523,000	1,505,000	5,924,656	6,115,927	5,810,740
Preferred Stock Dividends	(93,000)	(110,000)	(110,000)	(110,000)	(110,000)	(110,000)	(110,000)	(110,000)	(422,889)	(440,000)	(440,000)
Preferred Stock Redemption Discount	660,000								660,000
Net Income Available To Common Shareholders	$ 1,429,000	$ 1,670,000	$ 1,456,000	$ 1,607,000	$ 1,234,000	$ 1,635,000	$ 1,413,000	$ 1,395,000	$ 6,161,767	$ 5,675,927	$ 5,370,740
Net Income Per Common Share (Basic)	$ 0.49	$ 0.57	$ 0.49	$ 0.55	$ 0.42	$ 0.56	$ 0.48	$ 0.47	$ 2.09	$ 1.93	$ 1.82
Net Income Per Common Share (Diluted)	$ 0.46	$ 0.54	$ 0.47	$ 0.52	$ 0.40	$ 0.53	$ 0.46	$ 0.45	$ 1.99	$ 1.84	$ 1.75
Weighted Average Shares Outstanding (Basic)	2,944,001	2,944,001	2,944,001	2,944,001	2,944,001	2,944,001	2,944,001	2,944,001	2,944,001	2,944,001	2,944,001
Weighted Average Shares Outstanding (Diluted)	3,248,790	3,248,526	3,248,444	3,248,442	3,248,415	3,248,361	3,248,249	3,248,230	3,248,572	3,248,312	3,248,201